Employee Stock Purchase Plan (Details) - shares	1 Months Ended			12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Shares Issued on ESPP			90,000	7,500
Shares available in ESPP		4,500	4,500	4,500
Maximum
Subsequent Event [Line Items]
Shares Issued on ESPP				150,000
Subsequent Events
Subsequent Event [Line Items]
Shares Issued on ESPP	90,000	90,000